SUPPLEMENT TO THE SPARTAN(registered trademark) SHORT-TERM BOND FUND AND SPARTAN(registered trademark)
INVESTMENT GRADE BOND FUND NOVEMBER 21, 1996 PROSPECTUS
The following information replaces similar information found in "How to Buy Shares"on page 20.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT  $10,000
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts   $10,000
TO ADD TO AN ACCOUNT  $1,000
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts $1,000
Through regular investment plans* $500
MINIMUM BALANCE $5,000
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts $5,000
* FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE 24.
These minimums may vary for investments through Fidelity Portfolio Advisory Services. There is no minimum account balance or initial or subsequent investment minimums for certain retirement accounts funded through salary reduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details. The following information replaces similar information found on page 29. FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.

SUPPLEMENT TO THE FIDELITY ASSET MANAGER: GROWTH NOVEMBER 27, 1996
PROSPECTUS
The following information replaces similar information found in "How to Buy Shares" on page 20.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT  $2,500
For Fidelity    IRA, Rollover IRA, SEP-IRA
and Keogh     accounts  $500
TO ADD TO AN ACCOUNT  $250
For Fidelity    IRA, Rollover IRA, SEP-IRA
and Keogh     accounts $250
Through regular investment plans* $100
MINIMUM BALANCE $   2    ,000
For Fidelity    IRA, Rollover IRA, SEP-IRA
and Keogh     accounts $500
* FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE 24.
These minimums may vary for investments through Fidelity Portfolio Advisory Services or a Fidelity Payroll Deduction Program account in the fund.
   There is no minimum account balance or initial or subsequent investment minimums for certain retirement accounts funded through salary reduction, or accounts opened with the proceeds of distributions from such Fidelity
retirement accounts.     Refer to the program materials for details.
The following information replaces similar information found in "How to Sell Shares" on page 22.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least
$   2    ,000 worth of shares in the account to keep it open ($500 for retirement accounts).
The following information replaces similar information found in "Transaction Details" on page 29.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual
maximum charge of $   24    .00 per shareholder. It is expected that
accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts.
   This     fee will not be deducted from    Fidelity brokerage
accounts    , retirement accounts (except non-prototype retirement
accounts), accounts using regular investment plans, or if total assets in
Fidelity exceed $   3    0,000. Eligibility for the $   3    0,000 waiver
is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
IF YOUR ACCOUNT BALANCE FALLS BELOW $   2    ,000, you will be given 30
days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
Beginning on December 1, 1996, the fund will transition to the investment policies outlined below. The new policies will be effective January 1, 1997.
The following information replaces similar information found under the heading "The Fund at a Glance" in the Key Facts section beginning on page 3.
STRATEGY: The fund diversifies across stocks, bonds and short-term and money market instruments, both here and abroad, to pursue its goal. The fund has a neutral mix which represents the way the fund's investments will generally be allocated over the long term. This mix will vary over short-term periods as fund management gradually adjusts the fund's holdings
- within defined ranges - based on the current outlook for the different markets.
Neutral Mix
 Stocks 70%
(can range
from
50-100%)
Row: 1, Col: 1, Value: 5.0
Row: 1, Col: 2, Value: 70.0
Row: 1, Col: 3, Value: 25.0
 Bonds 25%
(can range
from 0-50%)
 Short-Term/
Money Market

5%(can range
from 0-50%)

The following information replaces similar information found under the heading "The Fund's Investment Approach" in The Fund in Detail section beginning on page 9.
THE FUND'S INVESTMENT APPROACH
The fund seeks to maximize total return over the long term by allocating its assets among stocks, bonds and short-term and money market instruments, and other instruments of U.S. and foreign issuers.
The fund allocates its assets among the following classes, or types, of investments. The STOCK CLASS includes equity securities of all types. The BOND CLASS includes all varieties of fixed-income securities maturing in more than one year. The SHORT-TERM/MONEY MARKET CLASS includes all types of short-term and money market instruments. FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The fund may also make other investments that do not fall within these classes.
FMR has the ability to allocate the fund's assets within specified ranges. The fund's NEUTRAL MIX represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The range and approximate neutral mix for each asset class are shown below.
 Range Neutral     Mix
STOCK CLASS  50 - 100% 70%
BOND CLASS 0 - 50% 25%
SHORT-TERM/
MONEY MARKET CLASS 0 - 50% 5%
Asset Manager: Growth's aggressive approach focuses on stocks for high potential returns. However, because the fund can invest in bonds and short-term and money market instruments, its return may not be as high as a fund that invests only in stocks.
Effective December 1, 1996, the following information supplements the similar information found under the heading "FMR and Its Affiliates" in The Fund in Detail section beginning on page 9.
John Todd is vice president of Asset Manager: Growth and manager of its short-term and money market investments, which he has managed since December 1996. He also manages several other Fidelity funds. Mr. Todd joined Fidelity in 1981.


SUPPLEMENT TO THE FIDELITY ASSET MANAGER: INCOME    NOVEMBER 27, 1996
    PROSPECTUS
The following information replaces similar information found in "How to Buy Shares" on page 18.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT  $2,500
For Fidelity    IRA, Rollover IRA, SEP-IRA
and Keogh     accounts  $500
TO ADD TO AN ACCOUNT  $250
For Fidelity    IRA, Rollover IRA, SEP-IRA
and Keogh     accounts $250
Through regular investment plans* $100
MINIMUM BALANCE $2,000
For Fidelity    IRA, Rollover IRA, SEP-IRA
and Keogh     accounts $500
* FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE 22.
These minimums may vary for investments through Fidelity Portfolio Advisory Services or a Fidelity Payroll Deduction Program account in the fund.
   There is no minimum account balance or initial or subsequent investment minimums for certain retirement accounts funded through salary reduction, or accounts opened with the proceeds of distributions from such Fidelity
retirement accounts.     Refer to the program materials for details.
The following information replaces similar information found in "How to Sell Shares" on page 20.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least
$   2    ,000 worth of shares in the account to keep it open ($500 for retirement accounts).
The following information replaces similar information found in "Transaction Details" on page 27.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual
maximum charge of $   24.00     per shareholder. It is expected that
accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts.
   This     fee will not be deducted from    Fidelity brokerage
accounts    , retirement accounts (except non-prototype retirement
accounts), accounts using regular investment plans, or if total assets in
Fidelity exceed $   30,000. Eligibility for the $30    ,000 waiver is
determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
IF YOUR ACCOUNT BALANCE FALLS BELOW $   2    ,000, you will be given 30
days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
Beginning on December 1, 1996, the fund will transition to the investment policies outlined below. The new policies will be effective January 1, 1997.
The following information replaces similar information found under the heading "The Fund at a Glance" in the Key Facts section beginning on page 3.
STRATEGY: The fund diversifies across stocks, bonds and short-term and money market instruments, both here and abroad, to pursue its goal. The fund has a neutral mix which represents the way the fund's investments will generally be allocated over the long term. This mix will vary over short-term periods as fund management gradually adjusts the fund's holdings
- within defined ranges - based on the current outlook for the different markets.
Neutral Mix
 Stocks 20%
(can range
from 10-30%)
Row: 1, Col: 1, Value: 30.0
Row: 1, Col: 2, Value: 20.0
Row: 1, Col: 3, Value: 50.0
 Bonds 50%
(can range
from 40-60%)
 Short-Term/
Money Market

30%(can
range
from 10-50%)
The following information replaces similar information found under the heading "Performance" in the Key Facts section beginning on page 3.

UNDERSTANDING
PERFORMANCE
As economic conditions
change, different types of
investments do better than
others. While Asset Manager:
Income usually invests in
stocks, bonds and short-term
and money market
instruments, its emphasis is in
bonds and short-term and
money market instruments.
The fund's performance tends
to be related to changes in
short-term interest rates, but
will also reflect the
performance of the other
investments in its mix during
the time period.
(checkmark)
The following information replaces similar information found under the heading "The Fund's Investment Approach" in The Fund in Detail section beginning on page 8.
THE FUND'S INVESTMENT APPROACH
The fund seeks a high level of current income by allocating its assets among stocks, bonds and short-term and money market instruments, and other instruments of U.S. and foreign issuers. The fund also considers the potential for capital appreciation.
The fund allocates its assets among the following classes, or types, of investments. The STOCK CLASS includes equity securities of all types. The BOND CLASS includes all varieties of fixed-income securities maturing in more than one year. The SHORT-TERM/MONEY MARKET CLASS includes all types of short-term and money market instruments. FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The fund may also make other investments that do not fall within these classes.
FMR has the ability to allocate the fund's assets within specified ranges. The fund's NEUTRAL MIX represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The range and approximate neutral mix for each asset class are shown below.
 Range Neutral     Mix
STOCK CLASS  10 - 30% 20%
BOND CLASS 40 - 60% 50%
SHORT-TERM/
MONEY MARKET CLASS 10 - 50% 30%
Asset Manager: Income's approach focuses on bonds and short-term and money market instruments for current income. However, its ability to invest a portion of its assets in stocks offers the opportunity for capital appreciation, and potentially more volatility, than other income-oriented funds.
Effective December 1, 1996, the following information supplements the similar information found under the heading "FMR and Its Affiliates" in The Fund in Detail section beginning on page 8.
John Todd is vice president of Asset Manager: Income and manager of its short-term and money market investments, which he has managed since December 1996. He also manages several other Fidelity funds. Mr. Todd joined Fidelity in 1981.


SUPPLEMENT TO THE
FIDELITY SHORT-INTERMEDIATE GOVERNMENT FUND'S AND FIDELITY GOVERNMENT SECURITIES FUND'S
NOVEMBER 21, 1996 PROSPECTUS
The following information supplements information found in the "Securities and Investment Practices" section beginning on page 13.
CASH MANAGEMENT. Fidelity Short-Intermediate Government Fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change. RESTRICTION. Fidelity Government Securities Fund will not invest in a money market fund.
The following information replaces similar information found in "How to Buy Shares" on page 20.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT  $2,500
For Fidelity IRA, Rollover IRA, SEP-IRA and Keogh accounts  $500
TO ADD TO AN ACCOUNT  $250
For Fidelity IRA, Rollover IRA, SEP-IRA and Keogh accounts  $250
Through regular investment plans* $100
MINIMUM BALANCE $2,000
For Fidelity IRA, Rollover IRA, SEP-IRA and Keogh accounts  $500
* FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES"SECTION ON PAGE 25.
These minimums may vary for investments through Fidelity Portfolio Advisory Services. There is no minimum account balance or initial or subsequent investment minimums for certain retirement accounts funded through salary reduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details. The following information replaces similar information found in "How to Sell Shares" on page 22.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $2,000 worth of shares in the account to keep it open ($500 for retirement accounts).
The following information replaces similar information found in "Transaction Details" on page 29.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
IF YOUR ACCOUNT BALANCE FALLS BELOW $2,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.


SUPPLEMENT TO THE FIDELITY ASSET MANAGER FUNDS' NOVEMBER 27, 1996
PROSPECTUS
The following information replaces similar information found in "Key Facts" beginning on page 3.
STRATEGY: The funds diversify across stocks, bonds and short-term and money market instruments, both here and abroad, to pursue specific goals. Each fund has a neutral mix which represents the way the fund's investments will generally be allocated over the long term. This mix will vary over short-term periods as fund management gradually adjusts the fund's holdings
- within defined ranges - based on the current outlook for the different markets.
The following information replaces similar information found in "Key Facts" beginning on page 3.
Asset allocation funds are designed for investors who want to diversify among domestic and foreign stocks, bonds and short-term and money market instruments and other types of securities, in one fund. If you are looking for a fund that can invest in a wide range of security types within defined ranges, one of the Asset Manager funds may be appropriate for you.
Because each fund owns different types of investments, its performance is affected by a variety of factors. The value of each fund's investments and the income they generate will vary from day to day, and generally reflect interest rates, market conditions, and other company, political and economic news. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations. Performance also depends on FMR's skill in allocating assets. When you sell your fund shares, they may be worth more or less than what you paid for them.
ASSET MANAGER: INCOME
GOAL: High current income, and capital appreciation when appropriate.
Neutral Mix
 STOCKS 20%
(can range from
10-30%)
Row: 1, Col: 1, Value: 30.0
Row: 1, Col: 2, Value: 20.0
Row: 1, Col: 3, Value: 50.0
 BONDS 50%
(can range from
40-60%)
 SHORT-TERM/MONE
Y MARKET
30%(can range
from 10-50%)
With its emphasis on bonds and short-term and money market instruments, Asset Manager: Income is the most conservative fund in the family.
ASSET MANAGER
GOAL: High total return with reduced risk over the long term.
Neutral Mix
 STOCKS 50%
(can range from
30-70%)
Row: 1, Col: 1, Value: 10.0
Row: 1, Col: 2, Value: 50.0
Row: 1, Col: 3, Value: 40.0
 BONDS 40%
(can range from
20-60%)
 SHORT-TERM/MON
EY MARKET 10%
(can range from
0-50%)
With its more balanced approach, Asset Manager is the middle-of-the-road member of the family.
ASSET MANAGER: GROWTH
GOAL: Maximum total return over the long term.
Neutral Mix
 STOCKS 70%
(can range from
50-100%)
Row: 1, Col: 1, Value: 5.0
Row: 1, Col: 2, Value: 65.0
Row: 1, Col: 3, Value: 30.0
 BONDS 25%
(can range from
0-50%)
 SHORT-TERM/MONE
Y MARKET 5%(can
range from
0-50%)
With its emphasis on stocks, Asset Manager: Growth is the most aggressive fund in the family.
The following information replaces similar information found in "The Funds in Detail" beginning on page 11.
Each fund seeks to achieve its investment objective by allocating its assets among stocks, bonds and short-term and money market instruments and other instruments of U.S. and foreign issuers. Each fund however, has a different objective and pursues its objective by investing within different asset allocation ranges.
ASSET MANAGER: INCOME seeks a high level of current income. The fund also considers the potential for capital appreciation.
ASSET MANAGER seeks high total return with reduced risk over the long term. ASSET MANAGER: GROWTH seeks to maximize total return over the long term. Each fund allocates its assets among the following classes, or types, of investments. The STOCK CLASS includes equity securities of all types. The BOND CLASS includes all varieties of fixed-income securities maturing in more than one year. The SHORT-TERM/MONEY MARKET CLASS includes all types of short-term and money market instruments. FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The funds may also make other investments that do not fall within these classes.
FMR has the ability to allocate each fund's assets within specified ranges. Each fund's NEUTRAL MIX represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The range and approximate neutral mix for each asset class are shown below.
ASSET MANAGER: INCOME
 Range Neutral mix
STOCK CLASS 10 - 30% 20%
BOND CLASS 40 - 60% 50%
SHORT-TERM/MONEY MARKET CLASS 10 - 50% 30%
Asset Manager: Income's approach focuses on short-term and money market instruments and bonds for current income. However, its ability to invest a portion of its assets in stocks offers the opportunity for capital appreciation, and potentially more volatility, than other income-oriented funds.
ASSET MANAGER
 Range Neutral mix
STOCK CLASS 30 - 70% 50%
BOND CLASS 20 - 60% 40%
SHORT-TERM/MONEY MARKET CLASS 0 - 50% 10%
Asset Manager's approach spreads the fund's assets among all three classes, moderating both the risk and return potential of stocks, bonds and short-term and money market instruments.
ASSET MANAGER: GROWTH
 Range Neutral mix
STOCK CLASS 50 - 100% 70%
BOND CLASS 0 -  50% 25%
SHORT-TERM/MONEY MARKET CLASS 0 -  50% 5%
Asset Manager: Growth's more aggressive approach focuses on stocks for high potential returns. However, because the fund can invest in bonds and short-term and money market instruments, its return may not be as high as a fund that invests only in stocks.
The following information supplements similar information found in "The Funds in Detail" beginning on page 11.
John Todd is vice president of each fund and manager of each fund's short-term and money market investments, which he has managed since December 1996. He also manages several other Fidelity funds. Mr. Todd joined Fidelity in 1981.
   The following information replaces similar information found in "How to Buy Shares" on page 19.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT  $2,500
For Fidelity IRA, Rollover IRA, SEP-IRA and Keogh accounts $500
TO ADD TO AN ACCOUNT  $250
For Fidelity IRA, Rollover IRA, SEP-IRA and Keogh accounts $250
Through regular investment plans* $100
MINIMUM BALANCE $2,000
For Fidelity IRA, Rollover IRA, SEP-IRA and Keogh accounts $500
* FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO INVESTOR SERVICES, PAGE 21.
These minimums may vary for investments through Fidelity Portfolio Advisory Services or a Fidelity Payroll Deduction Program account in a fund. For Asset Manager, the minimums may also vary for a Fidelity Investor Card account or a Fidelity College Savings Plan account in the fund. There is no minimum account balance or initial or subsequent investment minimums for certain retirement accounts funded through salary reduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details.

The following information replaces similar information found in "How to Sell Shares" on page 20.
    IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES,    leave at least
$2,000 worth of shares in the account to keep it open ($500 for retirement accounts).

The following information replaces similar information found in "Transaction Details" beginning on page 23.
    FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE    of
$12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
    IF YOUR ACCOUNT BALANCE FALLS BELOW $2,000,    you will be given 30
days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
SUPPLEMENT TO THE FIDELITY ASSET MANAGERTM FUND'S
NOVEMBER 27, 1996 PROSPECTUS
The following information replaces similar information found in "Key Facts" beginning on page 4.
STRATEGY: The fund diversifies across stocks, bonds and short-term and money market instruments, both here and abroad, to pursue its goal. The fund has a neutral mix which represents the way the fund's investments will generally be allocated over the long term. This mix will vary over short-term periods as fund management gradually adjusts the fund's holdings
- within defined ranges - based on the current outlook for the different markets.
Neutral Mix
 STOCKS 50%
(can range
from 30-70%)
Row: 1, Col: 1, Value: 10.0
Row: 1, Col: 2, Value: 50.0
Row: 1, Col: 3, Value: 40.0
 BONDS 40%
(can range
from
20-60%)
 SHORT-TERM/M
ONEY MARKET
10%(can
range
 from 0-50%)
The following information replaces similar information found in "The Fund in Detail" beginning on page 9.
THE FUND'S INVESTMENT APPROACH
The fund seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term and money market instruments, and other instruments of U.S. and foreign issuers.
The fund allocates its assets among the following classes, or types, of investments. The STOCK CLASS includes equity securities of all types. The BOND CLASS includes all varieties of fixed-income securities maturing in more than one year. The SHORT-TERM/MONEY MARKET CLASS includes all types of short-term and money market instruments. FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The fund may also make other investments that do not fall within these classes.
FMR has the ability to allocate the fund's assets within specified ranges. The fund's NEUTRAL MIX represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The range and approximate neutral mix for each asset class are shown below.
 Range Neutral Mix
STOCK CLASS  30 - 70% 50%
BOND CLASS 20 - 60% 40%
SHORT-TERM/
MONEY MARKET CLASS 0 - 50% 10%
Asset Manager's approach spreads the fund's assets among all three classes, moderating both the risk and return potential of stocks, bonds and short-term and money market instruments.
The following information supplements similar information found in "The Fund in Detail" beginning on page 9.
John Todd is vice president of Asset Manager and manager of its short-term and money market investments, which he has managed since December 1996. He also manages several other Fidelity funds. Mr. Todd joined Fidelity in 1981.
   The following information replaces similar information found in "How to Buy Shares" on page 20.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT  $2,500
For Fidelity IRA, Rollover IRA, SEP-IRA and Keogh accounts $500
TO ADD TO AN ACCOUNT  $250
For Fidelity IRA, Rollover IRA, SEP-IRA and Keogh accounts $250
Through regular investment plans* $100
MINIMUM BALANCE $2,000
For Fidelity IRA, Rollover IRA, SEP-IRA and Keogh accounts $500
* FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO INVESTOR SERVICES, PAGE 24.
These minimums may vary for investments through Fidelity Portfolio Advisory Services, a Fidelity Investor Card account, a Fidelity College Savings Plan account, or a Fidelity Payroll Deduction Program account in the fund.
There is no minimum account balance or initial or subsequent investment minimums for certain retirement accounts funded through salary reduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details.
The following information replaces similar information found in "How to Sell Shares" on page 22.
    IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES,    leave at least
$2,000 worth of shares in the account to keep it open ($500 for retirement accounts).
The following information replaces similar information found in "Transaction Details" beginning on page 27.
    FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE    of
$12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity funds exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
    IF YOUR ACCOUNT BALANCE FALLS BELOW $2,000,    you will be given 30
days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.